Annual Fund Operating Expenses - Discipline Fund ETF - Discipline Fund ETF Class	Oct. 16, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%	[1]
Distribution and Service (12b-1) Fees	0.00%
Acquired Fund Fees and Expenses	0.04%	[2]
Expenses (as a percentage of Assets)	0.29%
Fee Waiver or Reimbursement	(0.04%)	[3]
Net Expenses (as a percentage of Assets)	0.25%

[1]	Restated to reflect current fees
[2]	Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of the Prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[3]	The Fund’s investment adviser has contractually agreed to waive all or a portion of its management fee to the extent necessary to offset all AFFE. This waiver agreement will continue in effect for the life of the Fund or until terminated sooner only by agreement of the investment adviser and the Fund’s Board of Trustees